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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Advent International Corporation
Address:  75 State Street
          Boston, MA 02109

13F File Number:  28-6054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Jarlyth H. Gibson
Title:  Compliance Officer
Phone:  (617) 951-9493

Signature, Place, and Date of Signing:

/s/ Jarlyth H. Gibson           Boston, MA            February 1, 2012
---------------------           ----------            ----------------
    [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
Form 13F Information Table Entry Total:       3
Form 13F Information Table Value Total:    $74,097
                                         (thousands)

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                          FORM 13F INFORMATION TABLE

COLUMN 1            COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------            -------- ----------- -------- ------------------ ---------- -------- ---------------------
                    TITLE OF              VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER       CLASS     CUSIP     (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------      -------- ----------- -------- --------- -------- ---------- -------- --------- ------ ----
AEGERION
  PHARMACEUTICALS,
  INC.               COMMON  00767E-10-2  44,074  2,632,879             SOLE             2,632,879
ASTEX
  PHARMACEUTICALS,
  INC.               COMMON  04624B-10-3   2,877  1,521,994             SOLE             1,521,994
FLEETCOR
  TECHNOLOGIES,
  INC.               COMMON  339041-10-5  27,146    908,813             SOLE               908,813
                                          ------
                                          74,097